Vanguard® Financials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.6%)
Banks (28.8%)
	JPMorgan Chase & Co.	4,545,077	1,422,973
	Bank of America Corp.	11,630,829	623,994
	Wells Fargo & Co.	5,295,182	454,591
	Citigroup Inc.	3,043,047	315,260
	US Bancorp	2,572,897	126,201
	PNC Financial Services Group Inc.	651,083	124,175
	Truist Financial Corp.	2,131,636	99,121
	M&T Bank Corp.	258,322	49,138
	Fifth Third Bancorp	1,094,263	47,557
	Huntington Bancshares Inc.	2,598,406	42,354
	Citizens Financial Group Inc.	712,995	38,573
	Regions Financial Corp.	1,475,198	37,544
	KeyCorp	1,537,275	28,255
	First Citizens BancShares Inc. Class A	14,776	27,748
	East West Bancorp Inc.	227,480	24,272
	First Horizon Corp.	836,922	18,697
	Comerica Inc.	211,125	16,970
	Webster Financial Corp.	275,039	16,392
	Southstate Bank Corp.	167,523	14,995
	Wintrust Financial Corp.	110,467	14,805
	Western Alliance Bancorp	173,088	14,112
	UMB Financial Corp.	125,316	13,920
	Columbia Banking System Inc.	493,525	13,680
	Zions Bancorp NA	243,422	12,957
	Popular Inc.	111,857	12,831
	Old National Bancorp	581,777	12,642
	Cullen / Frost Bankers Inc.	100,739	12,463
	Cadence Bank	301,511	12,012
	Pinnacle Financial Partners Inc.	127,927	11,728
	Commerce Bancshares Inc.	209,147	11,275
	Synovus Financial Corp.	229,470	11,060
	Prosperity Bancshares Inc.	157,265	10,806
	FNB Corp.	593,380	9,874
	Valley National Bancorp	832,474	9,424
	Glacier Bancorp Inc.	214,319	9,066
	United Bankshares Inc.	234,423	8,730
	Home BancShares Inc.	309,595	8,687
	Hancock Whitney Corp.	141,167	8,553
	Ameris Bancorp	108,006	8,183
	Bank OZK	177,425	8,165
	Atlantic Union Bankshares Corp.	234,942	7,948
*	Axos Financial Inc.	88,312	7,257
	Associated Banc-Corp.	273,625	7,194
*	Texas Capital Bancshares Inc.	75,729	6,828
	Eastern Bankshares Inc.	358,411	6,749
	Flagstar Bank NA	514,030	6,292
	First Financial Bankshares Inc.	200,437	6,262
	International Bancshares Corp.	92,306	6,136
	United Community Banks Inc.	200,556	6,129
	ServisFirst Bancshares Inc.	85,588	6,088
	Independent Bank Corp. (XNGS)	82,694	5,958
	Renasant Corp.	156,771	5,556
	Fulton Financial Corp.	300,036	5,446
	BankUnited Inc.	124,178	5,366
	First BanCorp (XNYS)	266,473	5,268
	WSFS Financial Corp.	93,696	5,229
	Cathay General Bancorp	106,966	5,181
	First Hawaiian Inc.	207,585	5,173
	WesBanco Inc.	157,877	5,095
	Community Financial System Inc.	87,229	4,951

		Shares	Market Value ($000)
	First Interstate BancSystem Inc. Class A	147,132	4,832
*	Bancorp Inc.	72,691	4,657
	Seacoast Banking Corp. of Florida	146,416	4,621
	Simmons First National Corp. Class A	241,700	4,484
	Bank of Hawaii Corp.	65,588	4,299
	Towne Bank	126,960	4,259
	CVB Financial Corp.	216,143	4,254
	BOK Financial Corp.	37,124	4,181
	WaFd Inc.	131,466	4,162
	BancFirst Corp.	35,680	3,955
	FB Financial Corp.	70,695	3,949
	First Financial Bancorp	158,201	3,936
	Provident Financial Services Inc.	205,025	3,932
	Banc of California Inc.	206,069	3,800
*	Customers Bancorp Inc.	53,673	3,698
	Trustmark Corp.	94,983	3,695
	Park National Corp.	23,985	3,683
	NBT Bancorp Inc.	86,551	3,588
	Banner Corp.	56,967	3,578
	First Merchants Corp.	96,333	3,549
	Beacon Financial Corp.	138,201	3,537
	First Bancorp / Southern Pines NC	68,365	3,487
	First Busey Corp.	147,616	3,475
	Enterprise Financial Services Corp.	61,015	3,332
	Stock Yards Bancorp Inc.	46,236	3,059
	OFG Bancorp	74,204	2,948
	City Holding Co.	23,921	2,902
	Northwest Bancshares Inc.	240,505	2,876
	Nicolet Bankshares Inc.	22,426	2,825
	First Commonwealth Financial Corp.	172,608	2,805
	Hilltop Holdings Inc.	79,316	2,722
	Pathward Financial Inc.	37,417	2,690
	Stellar Bancorp Inc.	80,958	2,559
	S&T Bancorp Inc.	63,364	2,502
*	Coastal Financial Corp.	22,312	2,484
	TriCo Bancshares	51,413	2,473
	Lakeland Financial Corp.	42,226	2,460
	German American Bancorp Inc.	61,849	2,455
	National Bank Holdings Corp. Class A	62,999	2,344
	QCR Holdings Inc.	27,976	2,284
	Hope Bancorp Inc.	201,640	2,141
*	Triumph Financial Inc.	37,062	2,024
	ConnectOne Bancorp Inc.	78,784	1,991
	Dime Community Bancshares Inc.	68,799	1,950
	Bank First Corp.	15,577	1,943
	Live Oak Bancshares Inc.	60,281	1,924
	1st Source Corp.	30,564	1,908
	Westamerica BanCorp	39,713	1,905
	Preferred Bank	19,389	1,831
	OceanFirst Financial Corp.	96,832	1,825
	Origin Bancorp Inc.	48,954	1,781
	Peoples Bancorp Inc.	59,083	1,751
	Byline Bancorp Inc.	57,571	1,607
	Old Second Bancorp Inc.	82,382	1,553
	Univest Financial Corp.	47,641	1,515
	Community Trust Bancorp Inc.	26,827	1,489
	Burke & Herbert Financial Services Corp.	22,262	1,452
	Horizon Bancorp Inc.	83,020	1,423
	Southside Bancshares Inc.	47,621	1,397
	Tompkins Financial Corp.	20,217	1,397
	Capitol Federal Financial Inc.	209,748	1,386
	Hanmi Financial Corp.	49,820	1,376
	MidWestOne Financial Group Inc.	34,332	1,359
	First Mid Bancshares Inc.	35,543	1,353
	Heritage Financial Corp.	56,252	1,347
	Central Pacific Financial Corp.	44,246	1,316
	TrustCo Bank Corp. NY	31,223	1,315
	Business First Bancshares Inc.	49,089	1,277
	NB Bancorp Inc.	64,455	1,263
	Esquire Financial Holdings Inc.	11,864	1,211

		Shares	Market Value ($000)
	CNB Financial Corp.	46,537	1,206
	Mercantile Bank Corp.	25,275	1,162
	Orrstown Financial Services Inc.	32,072	1,147
	First Financial Corp.	19,424	1,134
	HomeTrust Bancshares Inc.	27,455	1,126
	Camden National Corp.	27,800	1,124
	Metropolitan Bank Holding Corp.	15,022	1,121
	Independent Bank Corp.	34,277	1,119
	Northeast Bank	12,578	1,118
	Equity Bancshares Inc. Class A	25,511	1,111
	Amerant Bancorp Inc.	57,619	1,084
	Heritage Commerce Corp.	97,546	1,062
	Financial Institutions Inc.	31,241	956
	Eagle Bancorp Inc.	50,172	952
	Mid Penn Bancorp Inc.	32,190	940
	Five Star Bancorp	26,496	914
	Washington Trust Bancorp Inc.	32,008	909
	First Community Bankshares Inc.	26,908	899
	Southern Missouri Bancorp Inc.	15,862	893
	Shore Bancshares Inc.	49,685	868
	SmartFinancial Inc.	23,677	859
	Flushing Financial Corp.	52,205	857
	Farmers National Banc Corp.	61,785	840
[1]	Hingham Institution for Savings	2,836	831
	Arrow Financial Corp.	27,322	824
	Amalgamated Financial Corp.	28,022	822
	South Plains Financial Inc.	21,319	806
	Great Southern Bancorp Inc.	12,942	779
	Bar Harbor Bankshares	25,155	751
*	Carter Bankshares Inc.	37,946	697
	Kearny Financial Corp.	100,290	689
	Bank of Marin Bancorp	25,431	688
	Northfield Bancorp Inc.	63,836	686
*	Firstsun Capital Bancorp	20,463	684
	Peapack-Gladstone Financial Corp.	24,748	668
*	First Foundation Inc.	122,901	654
	Home Bancorp Inc.	11,468	636
*	Bridgewater Bancshares Inc.	33,774	585
	Midland States Bancorp Inc.	34,349	559
	RBB Bancorp	26,162	518
			4,104,508
Capital Markets (25.2%)
	Goldman Sachs Group Inc.	500,395	413,346
	Morgan Stanley	1,978,943	335,748
	Charles Schwab Corp.	2,850,406	264,318
	S&P Global Inc.	516,467	257,629
	Blackrock Inc.	243,286	254,793
	Blackstone Inc.	1,218,480	178,410
	CME Group Inc.	595,635	167,647
*	Robinhood Markets Inc. Class A	1,215,468	156,176
	Intercontinental Exchange Inc.	946,122	148,825
	Moody's Corp.	266,909	130,994
	Bank of New York Mellon Corp.	1,165,736	130,679
	KKR & Co. Inc.	1,031,053	126,108
*	Coinbase Global Inc. Class A	338,298	92,295
	MSCI Inc.	127,913	72,107
	Ameriprise Financial Inc.	155,881	71,041
	Nasdaq Inc.	758,853	68,995
	Ares Management Corp. Class A	357,038	56,001
	State Street Corp.	469,091	55,831
	Raymond James Financial Inc.	313,216	49,031
	Interactive Brokers Group Inc. Class A	736,331	47,876
	LPL Financial Holdings Inc.	132,288	47,100
	Cboe Global Markets Inc.	172,805	44,613
	Northern Trust Corp.	316,221	41,533
	T Rowe Price Group Inc.	363,473	37,212
	Carlyle Group Inc.	387,504	21,131
	Tradeweb Markets Inc. Class A	192,212	20,924
	Stifel Financial Corp.	168,405	20,545

		Shares	Market Value ($000)
	Evercore Inc. Class A	63,789	20,417
	FactSet Research Systems Inc.	62,385	17,298
	Houlihan Lokey Inc.	89,976	15,782
	Blue Owl Capital Inc.	1,023,156	15,347
	Jefferies Financial Group Inc.	255,330	14,697
	Invesco Ltd.	590,958	14,449
	SEI Investments Co.	174,136	14,081
	TPG Inc.	229,660	13,568
	Affiliated Managers Group Inc.	46,902	12,609
	Franklin Resources Inc.	470,452	10,628
	MarketAxess Holdings Inc.	61,875	10,141
	Piper Sandler Cos.	29,291	9,839
	Morningstar Inc.	41,848	8,992
	Janus Henderson Group plc	204,762	8,950
	Hamilton Lane Inc. Class A	68,943	8,544
	Moelis & Co. Class A	122,414	7,855
	Lazard Inc.	155,371	7,846
*	Galaxy Digital Inc. Class A	293,059	7,792
	StepStone Group Inc. Class A	116,692	7,370
*	StoneX Group Inc.	72,687	6,586
	PJT Partners Inc. Class A	38,314	6,437
	Federated Hermes Inc.	121,206	6,081
	BGC Group Inc. Class A	604,794	5,262
	Artisan Partners Asset Management Inc. Class A	116,304	4,824
	Virtu Financial Inc. Class A	133,192	4,763
	Victory Capital Holdings Inc. Class A	72,066	4,532
	DigitalBridge Group Inc.	302,249	2,935
	Cohen & Steers Inc.	46,339	2,931
	WisdomTree Inc.	218,875	2,416
	Acadian Asset Management Inc.	47,428	2,127
*	Donnelley Financial Solutions Inc.	43,280	2,123
	Perella Weinberg Partners	107,414	1,961
	Virtus Investment Partners Inc.	10,840	1,730
	P10 Inc. Class A	95,674	897
	GCM Grosvenor Inc. Class A	70,418	773
	Oppenheimer Holdings Inc. Class A	9,493	646
	Diamond Hill Investment Group Inc.	4,319	510
*	Open Lending Corp.	166,484	318
*,1	B Riley Financial Inc.	28,048	122
			3,595,087
Consumer Finance (5.4%)
	American Express Co.	920,240	336,136
	Capital One Financial Corp.	1,057,191	231,599
*,1	SoFi Technologies Inc.	1,979,965	58,844
	Synchrony Financial	614,817	47,562
	Ally Financial Inc.	456,166	18,840
	OneMain Holdings Inc.	196,416	12,184
	FirstCash Holdings Inc.	65,874	10,435
	SLM Corp.	328,451	9,624
*	Upstart Holdings Inc.	143,556	6,454
*	Enova International Inc.	41,650	5,460
	Bread Financial Holdings Inc.	76,827	5,203
*	Credit Acceptance Corp.	9,240	4,268
*	Dave Inc.	18,149	3,961
*	LendingClub Corp.	188,226	3,407
	Nelnet Inc. Class A	23,282	3,009
*	Encore Capital Group Inc.	38,354	1,990
	PROG Holdings Inc.	66,185	1,905
*	EZCorp. Inc. Class A	95,263	1,837
	Navient Corp.	116,824	1,449
*	LendingTree Inc.	18,967	1,082
*	PRA Group Inc.	65,261	1,057
*	Green Dot Corp. Class A	78,821	991
*	NerdWallet Inc. Class A	59,803	898
*	World Acceptance Corp.	5,406	836
*	Atlanticus Holdings Corp.	10,005	590
	Jefferson Capital Inc.	18,999	398
			770,019

		Shares	Market Value ($000)
Financial Services (22.9%)
*	Berkshire Hathaway Inc. Class B	2,278,555	1,170,744
	Mastercard Inc. Class A	1,408,979	775,685
	Visa Inc. Class A	1,797,815	601,261
	Apollo Global Management Inc.	721,106	95,078
	PayPal Holdings Inc.	1,500,628	94,074
*	Block Inc. (XNYS)	908,675	60,699
	Fidelity National Information Services Inc.	863,559	56,796
*	Fiserv Inc.	898,604	55,237
*	Corpay Inc.	111,002	32,834
*	Affirm Holdings Inc.	447,570	31,755
	Global Payments Inc.	400,539	30,345
	Rocket Cos. Inc. Class A	1,517,960	30,329
*	Toast Inc. Class A	759,120	25,954
	Equitable Holdings Inc.	495,611	23,140
	Jack Henry & Associates Inc.	120,141	20,962
	Corebridge Financial Inc.	472,572	14,187
	Jackson Financial Inc. Class A	115,129	11,284
	Voya Financial Inc.	158,995	11,177
	MGIC Investment Corp.	381,127	10,805
	Essent Group Ltd.	162,858	10,221
	Radian Group Inc.	224,787	7,991
*	WEX Inc.	53,689	7,965
*,1	Shift4 Payments Inc. Class A	100,429	7,410
	HA Sustainable Infrastructure Capital Inc.	205,461	7,060
	PennyMac Financial Services Inc.	51,185	6,888
*	NMI Holdings Inc.	128,906	4,918
*	Euronet Worldwide Inc.	66,008	4,891
	Western Union Co.	529,004	4,650
*	NCR Atleos Corp.	121,098	4,489
*	Remitly Global Inc.	285,632	3,869
	Walker & Dunlop Inc.	56,058	3,624
	Burford Capital Ltd.	324,760	3,108
	EVERTEC Inc.	105,662	3,054
*	Marqeta Inc. Class A	615,984	2,951
*	Payoneer Global Inc.	479,382	2,771
	Federal Agricultural Mortgage Corp. Class C	15,523	2,666
*	Flywire Corp.	177,623	2,485
*	Paymentus Holdings Inc. Class A	67,488	2,343
	UWM Holdings Corp.	328,574	1,922
*	Sezzle Inc.	30,230	1,867
	Cannae Holdings Inc.	75,199	1,211
	Merchants Bancorp	34,041	1,113
*	Cantaloupe Inc.	96,448	1,029
	Alerus Financial Corp.	39,596	853
	Cass Information Systems Inc.	19,973	839
	Compass Diversified Holdings	112,088	825
*	International Money Express Inc.	43,042	656
*	loanDepot Inc. Class A	172,553	488
*	Better Home & Finance Holding Co.	9,429	457
*	Repay Holdings Corp.	112,862	375
*	Acacia Research Corp.	63,191	236
			3,257,571
Insurance (14.6%)
	Progressive Corp.	969,018	221,702
	Chubb Ltd.	625,963	185,398
	Marsh & McLennan Cos. Inc.	813,207	149,183
	Aon plc Class A (XNYS)	338,569	119,826
	Travelers Cos. Inc.	372,193	109,000
	Arthur J Gallagher & Co.	423,859	104,956
	Allstate Corp.	435,654	92,786
	Aflac Inc.	839,878	92,647
	MetLife Inc.	934,521	71,547
	American International Group Inc.	915,831	69,750
	Hartford Insurance Group Inc.	464,962	63,714
	Prudential Financial Inc.	581,838	62,984
*	Arch Capital Group Ltd.	617,021	57,951
	Willis Towers Watson plc	161,288	51,773
*	Markel Group Inc.	20,919	43,521

		Shares	Market Value ($000)
	Cincinnati Financial Corp.	258,623	43,343
	W R Berkley Corp.	500,847	38,911
	Brown & Brown Inc.	478,690	38,501
	Loews Corp.	291,464	31,440
	Principal Financial Group Inc.	368,416	31,249
	Fidelity National Financial Inc.	426,828	25,366
	Everest Group Ltd.	69,329	21,789
	Reinsurance Group of America Inc.	109,091	20,713
	Unum Group	267,601	20,330
	RenaissanceRe Holdings Ltd.	77,818	20,324
	Assurant Inc.	83,569	19,067
	Globe Life Inc.	134,027	18,058
	Old Republic International Corp.	390,495	18,002
	American Financial Group Inc.	110,261	15,185
	Kinsale Capital Group Inc.	36,550	14,068
	Primerica Inc.	53,617	13,797
	Axis Capital Holdings Ltd.	129,602	13,251
	Erie Indemnity Co. Class A	41,930	12,390
	Lincoln National Corp.	281,534	11,582
	First American Financial Corp.	167,587	11,021
	Hanover Insurance Group Inc.	59,299	11,003
	Ryan Specialty Holdings Inc.	179,997	10,452
	White Mountains Insurance Group Ltd.	4,259	8,621
	RLI Corp.	136,300	8,404
*	Lemonade Inc.	103,867	8,114
	Selective Insurance Group Inc.	100,317	7,881
	Assured Guaranty Ltd.	74,565	6,751
	CNO Financial Group Inc.	160,098	6,553
*	Brighthouse Financial Inc.	94,628	6,203
*	Oscar Health Inc. Class A	332,286	5,971
*	Genworth Financial Inc.	680,553	5,907
*	Palomar Holdings Inc.	44,161	5,485
	Mercury General Corp.	45,738	4,259
	Kemper Corp.	99,071	4,034
*	SiriusPoint Ltd.	172,933	3,597
	Stewart Information Services Corp.	46,058	3,529
	HCI Group Inc.	19,316	3,433
*	Baldwin Insurance Group Inc.	116,462	3,320
	Horace Mann Educators Corp.	67,329	3,082
	Goosehead Insurance Inc. Class A	41,341	2,958
*	Skyward Specialty Insurance Group Inc.	59,962	2,936
*	Hamilton Insurance Group Ltd. Class B	76,707	2,093
*	ProAssurance Corp.	79,928	1,925
	Safety Insurance Group Inc.	24,633	1,873
*	Trupanion Inc.	52,879	1,866
	Employers Holdings Inc.	39,568	1,577
	Universal Insurance Holdings Inc.	44,202	1,464
*	Root Inc. Class A	17,869	1,445
	United Fire Group Inc.	35,680	1,304
	AMERISAFE Inc.	31,523	1,286
*	Heritage Insurance Holdings Inc.	38,496	1,118
*	Bowhead Specialty Holdings Inc.	30,665	854
*	Hippo Holdings Inc.	25,252	828
*	Slide Insurance Holdings Inc.	41,536	702
	Tiptree Inc.	37,186	698
*	Octave Specialty Group Inc.	72,716	654
	Investors Title Co.	2,173	606
*	Greenlight Capital Re Ltd. Class A	45,516	601
	Donegal Group Inc. Class A	27,635	556
	American Coastal Insurance Corp.	39,690	474
	James River Group Holdings Inc.	64,407	379
*	Selectquote Inc.	240,575	349
	Crawford & Co. Class A	27,256	305
*	Ategrity Specialty Holdings LLC	15,869	302
			2,080,877
Mortgage Real Estate Investment Trusts (REITs) (0.7%)
	Annaly Capital Management Inc.	1,062,039	24,214
	AGNC Investment Corp.	1,723,207	18,076
	Starwood Property Trust Inc.	576,696	10,577

		Shares	Market Value ($000)
	Rithm Capital Corp.	875,225	10,056
	Blackstone Mortgage Trust Inc. Class A	269,039	5,238
	ARMOUR Residential REIT Inc.	187,780	3,290
	Dynex Capital Inc.	213,917	2,997
	Arbor Realty Trust Inc.	317,254	2,827
	Ellington Financial Inc.	166,123	2,276
	Apollo Commercial Real Estate Finance Inc.	217,526	2,204
	Ladder Capital Corp.	189,575	2,095
	PennyMac Mortgage Investment Trust	143,432	1,842
	Two Harbors Investment Corp.	171,791	1,742
	Orchid Island Capital Inc.	240,246	1,737
	Chimera Investment Corp.	133,457	1,707
	MFA Financial Inc.	169,081	1,627
	Franklin BSP Realty Trust Inc. REIT	136,476	1,422
	Brightspire Capital Inc.	215,697	1,210
	Redwood Trust Inc.	218,924	1,206
	Adamas Trust Inc.	140,957	1,074
	TPG RE Finance Trust Inc.	112,076	1,019
	Invesco Mortgage Capital Inc. REIT	109,183	895
	KKR Real Estate Finance Trust Inc.	95,550	811
	Ready Capital Corp.	263,272	666
*	Claros Mortgage Trust Inc.	184,447	614
	Ares Commercial Real Estate Corp.	85,462	453
			101,875
Total Common Stocks (Cost $9,928,148)			13,909,937
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.024% (Cost $322,465)	3,225,105	322,510
Total Investments (99.9%) (Cost $10,250,613)			14,232,447
Other Assets and Liabilities—Net (0.1%)			16,104
Net Assets (100.0%)			14,248,551
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,715.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,635 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	2/1/2027	CITNA	327,008	(3.880)	11,207	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $11,279 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,909,937	—	—	13,909,937
Temporary Cash Investments	322,510	—	—	322,510
Total	14,232,447	—	—	14,232,447
Derivative Financial Instruments
Assets
Swap Contracts	—	11,207	—	11,207